Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity Series Sustainable U.S. Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable U.S. Market Fund
Class Name	Fidelity® Series Sustainable U.S. Market Fund
Trading Symbol	FSUMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Sustainable U.S. Market Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable U.S. Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 41,271,779
Holdings Count | shares	738
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$41,271,779
Number of Holdings	738
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.3 Financials 14.4 Industrials 10.9 Consumer Discretionary 9.8 Health Care 8.8 Communication Services 8.0 Consumer Staples 4.5 Energy 3.6 Materials 2.0 Real Estate 1.8 Utilities 1.6 Common Stocks 95.7 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 95.6 Canada 1.0 United Kingdom 0.6 Netherlands 0.4 Taiwan 0.3 Germany 0.3 Ireland 0.2 India 0.2 France 0.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.6 Canada - 1.0 United Kingdom - 0.6 Netherlands - 0.4 Taiwan - 0.3 Germany - 0.3 Ireland - 0.2 India - 0.2 France - 0.2 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Microsoft Corp 5.4 Amazon.com Inc 4.0 Apple Inc 3.8 Alphabet Inc Class C 3.0 Broadcom Inc 1.7 Alphabet Inc Class A 1.3 Wells Fargo & Co 1.3 Bank of America Corp 1.2 JPMorgan Chase & Co 1.2 30.5